Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (''VIEs'') of $41,032, $41,032, and $39,718, respectively)	$ 614,052	$ 646,482	$ 560,592
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $26,327, $26,318, and $25,665, respectively)	109,907	109,875	109,851
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,839, $22,350, and $20,431, respectively)	(126,081)	(135,175)	(122,312)
Net investments in properties	597,878	621,182	548,131
Net investments in direct financing leases	58,064	58,000	76,550
Assets held for sale	13,422
Equity investments in real estate and the REITs	541,457	538,749	322,294
Net investments in real estate	1,210,821	1,217,931	946,975
Cash and cash equivalents (inclusive of amounts attributable to consolidated VIEs of $325, $230, and $86, respectively)	30,713	29,297	64,693
Due from affiliates	34,233	38,369	38,793
Intangible assets and goodwill, net	123,294	125,957	87,768
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $2,700, $2,773, and $1,845, respectively)	59,925	51,069	34,097
Total assets	1,458,986	1,462,623	1,172,326
Liabilities:
Non-recourse and limited-recourse debt (inclusive of amounts attributable to consolidated VIEs of $14,167, $14,261, and $9,593, respectively)	354,722	356,209	255,232
Line Of Credit	248,160	233,160	141,750
Accounts payable, accrued expenses and other liabilities (inclusive of amounts attributable to consolidated VIEs of $1,526, $1,651, and $2,275, respectively)	62,263	82,055	40,808
Income taxes, net	46,070	44,783	41,443
Distributions payable	22,852	22,314	20,073
Total liabilities	734,067	738,521	499,306
Redeemable noncontrolling interest	6,929	7,700	7,546
W. P. Carey members' equity:
Listed shares, no par value, 100,000,000 shares authorized; 40,312,460, 39,729,018, and 39,454,847 shares issued and outstanding, respectively	790,180	779,071	763,734
Distributions in excess of accumulated earnings	(108,100)	(95,046)	(145,769)
Deferred compensation obligation	7,691	7,063	10,511
Accumulated Other Comprehensive Loss	(5,976)	(8,507)	(3,463)
Total W. P. Carey members' equity	683,795	682,581	625,013
Noncontrolling interest	34,195	33,821	40,461
Total equity	717,990	716,402	665,474
Total liabilities and equity	$ 1,458,986	$ 1,462,623	$ 1,172,326